Settlement Payable (Details) - Predecessor - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Loss Contingency, Settlement Agreement, Terms	the Company agreed to pay to Evenflow a total of $425,000 (the 'Settlement Amount') in quarterly payments (the 'Quarterly Payments') equal to 10% of the net revenue (revenue less allowances, returns and payments to revenue sharing agreements) of the Company as reported in the Company's periodic reports filed on Form 10-Q or Form 10-K (collectively, the 'Periodic Reports') commencing with the Company's December 31, 2014 Periodic Report. The Quarterly Payments are due and payable by the Company on the tenth day following the filing of each Periodic Report. In addition to the Quarterly Payments, the Company agreed to make an initial payment in the amount of $25,000 upon the filing of the Settlement with the Court, as well as a payment in the amount of $25,000 due on the 12 month anniversary of the initial payment. The aggregate total of all payments including the upfront $25,000, the one year anniversary $25,000, and the quarterly payments is to be $425,000.
Settlement payable	$ 344,392	$ 344,392